Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost:
Total, cost	$ 50,771	$ 56,553
Accumulated depreciation:
Accumulated depreciation	38,110	44,532
Depreciated cost	12,661	12,021
Computers and peripheral equipment [Member]
Cost:
Total, cost	35,392	40,101
Accumulated depreciation:
Accumulated depreciation	28,525	34,285
Office furniture and equipment [Member]
Cost:
Total, cost	6,338	8,260
Accumulated depreciation:
Accumulated depreciation	4,580	5,532
Leasehold improvements [Member]
Cost:
Total, cost	9,041	8,192
Accumulated depreciation:
Accumulated depreciation	$ 5,005	$ 4,715